Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 38,060
Depreciation & impairment expense	(758)	$ (69)	$ (492)
Ending balance	29,968	38,060
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	38,060	44,275	69,423
Additions		1,776	706
Disposal		(102)	(3,447)
Depreciation & impairment expense	(7,785)	(8,399)	(8,046)
Translation adjustments	(704)	510	(1,099)
Reclassification to assets held for sale			(13,263)
Ending balance	29,968	38,060	44,275
Gross value at end of period	68,597	69,885	67,163
Accumulated depreciation and impairment at end of period		(31,825)	(22,889)
Accumulated depreciation at end of period	(38,629)
Right-of-use assets [member] | Bulding lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	30,602	33,666	55,197
Additions		1,678	396
Disposal		(102)	(2,988)
Depreciation & impairment expense	(4,770)	(5,081)	(4,766)
Translation adjustments	(660)	442	(915)
Reclassification to assets held for sale			(13,257)
Ending balance	25,593	30,602	33,666
Gross value at end of period	50,913	51,863	49,421
Accumulated depreciation and impairment at end of period		(21,261)	(15,755)
Accumulated depreciation at end of period	(25,320)
Right-of-use assets [member] | Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,457	10,608	14,226
Additions		98	310
Disposal		0	(459)
Depreciation & impairment expense	(3,015)	(3,318)	(3,280)
Translation adjustments	(44)	69	(183)
Reclassification to assets held for sale			(6)
Ending balance	4,375	7,457	10,608
Gross value at end of period	17,684	18,022	17,742
Accumulated depreciation and impairment at end of period		$ (10,565)	$ (7,133)
Accumulated depreciation at end of period	$ (13,309)